Notes Related to the Consolidated Statements of Financial position - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		1 Months Ended		12 Months Ended
	Jun. 30, 2016	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets under construction					€ 1,596
Property, plant and equipment held under finance leases					37	€ 92
Office equipment and computers held under finance leases				€ 37	76	111
Advances payments to suppliers				3,180	570
Current accounts				118,400	174,500	10,600
Term deposits				€ 16,000	€ 11,000	€ 27,000
Notice period for availability of term deposits					32 days	32 days
Maturities of term deposit				January 2019	January 1, 2019
Number of shares fully paid up				17,940,035	17,937,559	8,732,648	7,924,611
Nominal value				€ 0.10
Costs of issuing ordinary shares					€ 16,722
Number of shares that could be issued on the exercise of warrants and acquisition of free shares				1,090,123	858,186	626,000
Dispute settlement			€ 81
Residual conditional advance			23
Reimbursement			€ 104
Pancreas project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Advances received				€ 735
Conditional advance payment	€ 260
GR-SIL project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Advances received				135
Tedac project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Advances received				4,895
Repayment upon achieving cumulative sales				€ 5,281
Percentage of annuity equal to income generated through the sale of intellectual property rights				50.00%
Conditional advance repayment limit				€ 5,300
Tedac project [member] | Bottom of range [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Condition of repayment: amount of cumulative sales				10,000
Tedac project [member] | Signature of agreement [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance received								€ 63
Tedac project [member] | Milestones four [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance received						€ 1,119
Tedac project [member] | June thirty of first year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment				500
Tedac project [member] | June thirty of second year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment				750
Tedac project [member] | June thirty of third year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment				1,500
Tedac project [member] | June thirty of fourth year in which cumulative sales condition is achieved [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment				2,531
Tedac project [member] | Second phase [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance repayment limit				15,000
Amount upon achieving cumulative sales				€ 60,000
Percentage of payment through the sale of intellectual property rights				2.50%
Conditional advance repayment term				15 years
Bpi France [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advances repayable percentage				100.00%
Advances received						1,118
Repayment						(508)
Bpi France [member] | Pancreas project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment						(485)
Bpi France [member] | GR-SIL project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment						(23)
Bpi France [member] | Tedac project [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Advances received						€ 1,118
Societe Generale [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Bank loan received		€ 1,900
Interest rate		0.40%
Repayment terms		36 month
United States [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Increase of assets under construction				€ 11,873
France [member]
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Increase of assets under construction				€ 1,194